Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

9. Share-based payments

Amounts in this Note reflect the retrospective effect of the share split resulting from the corporate reorganization described in Note 1.

During the years ended December 31, 2020, December 31, 2019, and December 31, 2018, the Group operated the following share-based plans for members of management and other key employees of the Group:

•	Virtual shares program I (Prior VSOP)
•	Virtual shares program II (New VSOP) – for US employees
•	LTIP
•	Former Chief Executive Officer Grant
•	Legacy Plan

Exercise and/or vesting of these plans is dependent on the occurrence of specified exit events, such as IPO or trade sale, and/or additional contingent events, such as financing rounds or product approvals. The virtual shares entitle to a cash payment. However, in the case of an IPO the Group has a choice to settle any grants in shares.

As CureVac has considered the IPO-scenario most probable at the end of fiscal 2019 and had the discretion and the stated intent to settle in shares instead of cash in the case of an IPO, CureVac accounted for this program as equity-settled as of December 31, 2019. In August 2020 the IPO materialized and confirmed the Group’s settlement choice. The Prior VSOP has a term of nine years after the day of the Group’s initial listing in the case of an IPO.

In addition, the Group made a grant to the former CFO during his tenure. Finally, former and existing members of management hold vested share options under the terms of a legacy plan.

All share-based programs were accounted for as equity-settled.

Measurement of the grant date fair value is based on valuation techniques appropriate in the circumstances, such a Black Scholes option pricing models or a Monte Carlo simulation. Expected volatility, a key input to such models, was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the historical period commensurate with the expected option life. The expected option life was based on the assumptions that the beneficiary would exercise his option in equal installments from the date of the first time possible (taking into account lock-up and potential trading windows restrictions) until maturity. The risk-free interest was derived from German or US-Government bonds, as appropriate.

Prior VSOP

The development of the virtual shares in this program granted to management and key employees was as follows:

	2018	2019	2020
Outstanding at the beginning of the period	7,972,425	6,640,449	7,305,838
Granted during the period	0	665,389	658,735
Expired during the period	(1,331,976)	0	(13,308)
Outstanding at the end of the period	6,640,449	7,305,838	7,951,265
Thereof vested	6,640,449	7,305,838	7,582,906
Thereof exercisable	none	none	none

658,735 (2019: 665,389; 2018: none) virtual shares were awarded in May and June 2020 18 key employees (respectively the Chief Financial Officer of the company in April 2019).

As of December 31, 2019, and 2018, none of the virtual shares of the Prior VSOP were exercisable because an exit event or capital market transaction had not occurred. The IPO on August 14, 2020, triggered the right to exercise 10 % of the vested virtual shares at the end of the lock-up period, which ended on February 10, 2021. Until March 10, 2021, the beneficiaries declared the exercise of all their then exercisable 759,677 virtual shares and CureVac received 759,677 shares from their shareholders on that day.

All the remaining outstanding virtual shares can be exercised in full if there is a non-conditional drug approval. Furthermore, another 10 % portion of the (vested) virtual shares might be exercisable at the first anniversary after IPO, i. e. on August 14, 2020, if certain minimum trading volumes and liquidity levels in the CureVac NV shares are reached.

The future settlement of all virtual shares would result in an employer tax expense of EUR 26 million.

(Expense) / benefit recognized in the statement of operations and other comprehensive income (loss)

The (expense) / benefit recognized for share-based payment plans during the years ended 31, December is as follows:

	2018	2019	2020
	EUR k	EUR k	EUR k
Selling and distribution expenses	—	—	(213)
Research and development expenses	4,229	—	(1,840)
General and administrative expenses	21	(6,074)	(3,135)
Total	4,250	(6,074)	(5,188)

Measurement of Fair Values

The grant date fair value of the 658,735 (2019: 665,389) virtual shares granted in May and June 2020 (2019: April 18, 2019) was derived from the estimated equity value of CureVac on these dates, which lead to a fair value of one virtual share of EUR 10.04 (2019: EUR 9.13) at that time.

The vested virtual share entitlements of former employees who are not participating in the modified award are accounted for as cash-settled and are measured by reference to the Company’s value at the time they left the Company. In 2020, provisions in the amount of EUR 191k (2018: EUR 4,250k) were reversed due to the expiration of virtual shares. On December 31, 2020, no virtual share entitlements for these former employees were outstanding.

New VSOP

Effective November 25, 2019, the Group granted 745,236 share options key employees of CureVac Inc. under the New VSOP program. Furthermore, in the first quarter of fiscal 2020, the Group granted another 267,822 share options. The share options have an exercise price: USD 6.21.

The awards vest over a period of four years, which starts on the date the awardee was hired by the Group, with 25% vesting after 12 months and the rest n monthly installments. The awards have a term of 10 years.

In addition, the Group set up a provision for employer taxes arising according to US regulations for future exercises of EUR 1,052k as of December 31, 2020.

Measurement of Fair Values

An advanced Black-Scholes Model (Enhanced American Stock Option Model) has been used to measure the fair value at the grant date of November 25, 2019.

 For the grants in the first quarter of 2020, the same model has been used as in fiscal 2019. The inputs used in the measurement of the fair value at grant date were as follows:

The inputs used in the measurement of the fair value at grant dates in the first quarter of 2020 were as follows:

	Grant Date
	Q4 2019	Q1 2020
Weighted average fair value	EUR3.80	EUR4.05
Weighted average share price	EUR9.19	EUR8.91
Exercise price (USD 6.21)	EUR5.64	EUR5.60
Expected volatility (%)	50.0%	55.0%
Expected life (years)	1.16	1.11
Risk-free interest rate (%)	1.77%	1.79%

The remaining life of the option awards as of December 31, 2020, is between 4.7 and 9.2 years (2019: range between 5.7 and 9.9 years),

Reconciliation of outstanding awards

The number of awards in this program granted to key employees developed as follows:

	2019	2020
Outstanding at the beginning of the period	—	745,236
Granted during the period	745,236	267,822
Forfeited during the period	—	106,462
Outstanding at the end of the period	745,236	906,595
Thereof vested	175,397	420,595

As of December 31, 2019, none of the awards were exercisable because an exit event or capital market transaction had not occurred. With the defined exit event “financing round” before the IPO the awards became exercisable, but none of them were exercised. As the IPO had taken place on August 14, 2020, shortly after the “financing event” before the IPO, the awards became subject to the lock-up period, which is 180 days after the initial listing, i. e. on February 10, 2021. Hence, as of December 31, 2020 none of the awards were exercisable. Before these financial statements were authorized for issue, 55,932 options were exercised on February 11, 2021, at an average share price of 114.17 USD (94.15 EUR). These exercises have led to employer taxes in the amount of USD 127k which have to be paid by CureVac and have been provided for as of December 31, 2020.

Expense recognized in the statement of operations and other comprehensive income (loss)

The expense recognized for employee services received during the years ended December 31, 2020 and 2019 is shown in the following table:

	2019	2020
	EUR k	EUR k
Research and development expenses	(258)	(1,421)
Selling and distribution expenses	(743)	(296)
General and administrative expenses	(79)	(47)
Total	(1,080)	(1,764)

In the amounts in fiscal 2020 included above, EUR 1,052k refers to employer taxes to be payable by CureVac in the case of exercise of the options which have been provided for in 2020.

Long-Term Incentive Plan (LTIP)

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan put in place by Curevac N.V. Options will be settled in shares of Curevac N.V.

Options granted to the CSO have, an exercise Price: EUR 10.04 per share option and an Expiration Date: July 14, 2030. The exercise price was based on value of the shares at entry date of the CSO. They vest in installments over a period of four year, subject to a stock price increase of +20% over the period of time, based on the 10 days VWAP at time of exercise This performance condition is considered a market condition.

Options granted to the CBO / CCO are granted in tranches vesting over 1 to 3 years, with exercise prices applicable to future tranches being estimated. The exercise price of the first tranche is EUR 43.87 (USD 52.96). The exercise prices for future installments, 2021 and 2022, were estimated to be EUR 81.48 and 81.65. The tranches have a term of 10 years. Exercise of all three tranches are contingent on a share price increasing of more than 10 % over the relevant period, based on a 10-day VWAP at the time of exercise

For the grants to the CSO and CBO/CCO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant dates. The inputs used in the measurement of the fair value at grant date were as follows:

•	For the grant to the CSO

Weighted average fair value per option	EUR57.40
Weighted average share price (10-days VWAP before grant date)	EUR50.01
Exercise price (USD 11.90)	EUR10.04
Expected volatility (%)	62.06%
Expected life (years)	1.82
Risk-free interest rate (%)	0.07 - 1.48%

•	For the grant to the CBO/CCO

First tranche:

Weighted average fair value per option	EUR48.27
Weighted average share price (actual 10-days VWAP before grant date, USD 81.03)	EUR67.12
Exercise price (USD 52.96)	EUR43.87
Expected volatility (%)	62.27%
Expected life (years)	1.78
Risk-free interest rate (%)	0.07 - 1.50%

Second tranche:

Weighted average fair value per option	EUR24.36
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Exercise price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Expected volatility (%)	62.27%
Expected life (years)	2.23
Risk-free interest rate (%)	0.07 - 1.50%

Third tranche:

Weighted average fair value per option	EUR20.01
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Exercise price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Expected volatility (%)	62.27%
Expected life (years)	2.66
Risk-free interest rate (%)	0.07 - 1.50%

At December 31, 2020, none of the totals of 532,311 options granted to the CSO and CBO/CCO under the LTIP were vested and hence, not exercisable yet.

The expense recognized for employee services received under the LTIP during the years ended December 31, 2020, is in an amount of EUR 4,736k is included in selling and distribution expenses.

Grant to Former Chief Executive Officer

In 2019, CureVac granted 3,866,309 options to Dan Menichella, then Chief Executive Officer (CEO) of CureVac from June 20, 2018, to March 10, 2020, with an exercise price of USD 8.28 per share option.

2,819,120 of these options vested in 2019 and the remainder in 2020. Except for 100.000 options, all options were exercised in 2020, when a qualifying financing round occurred and were settled after the IPO against the issuance of 3,195,276 common shares of CureVac NV for no cash consideration. The weighted average share price at the date of exercises was USD 55.22 (EUR 46.72). The remaining life of the outstanding 100,000 share options as of December 31, 2020, is 7.69 years. The intrinsic value of one option is 59,60 EUR.

An advanced Black-Scholes Model (Enhanced American Stock Option Model) has been used to measure the fair value at the grant date of October 14, 2019. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value	EUR3.87
Weighted average share price	EUR9.19
Exercise price (USD 8.28)	EUR7.50
Expected volatility (%)	50.0%
Expected life (years)	4.77
Risk-free interest rate (%)	1.71%

In FY 2020, EUR 2,551k (2019: EUR 12,409k) were recognized as expense in general and administrative expenses. In addition, the Group recorded and an additional amount of EUR 2,033k for employer taxes paid or payable upon exercise under US regulations.

Legacy plan

Under the terms of a legacy plan, at January 1, 2018, five members of (former) management held 1,188,651 of share options outstanding and exercisable. These share options grant the holder the right to acquire shares of CureVac AG at nominal value and are classified as equity-settled share-based payments. In 2018, 485,734 of these options expired and the remaining 702,917 options held by three (former) members of management will expire on December 31, 2021.

Due to the corporate reorganization described in Note 1.1, the parties to the shareholders’ agreement amended the existing agreements in February 2021 and, therefore, CureVac N.V. is required to settle the existing entitlements.

No expenses have been recognized during the years ended December 31, 2020, December 31, 2019, and December 31, 2018, under this program.